CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (108,350)	$ (80,293)	$ (45,025)
Other comprehensive income (loss):
Foreign currency translation adjustments	(202)	(546)	205
Change in net unrealized gains on marketable securities	11	0	0
Unrealized gain (loss) on cash flow hedge	(2,180)	602	0
Other comprehensive income (loss)	(2,371)	56	205
Comprehensive loss	(110,721)	(80,237)	(44,820)
Less comprehensive loss attributable to redeemable non-controlling interest:
Net loss attributable to redeemable non-controlling interest	(743)	(1,169)	(1,311)
Foreign currency translation adjustments attributable to redeemable non-controlling interest	(99)	(266)	100
Comprehensive loss attributable to redeemable non-controlling interest	(842)	(1,435)	(1,211)
Comprehensive loss attributable to WalkMe Ltd.	$ (109,879)	$ (78,802)	$ (43,609)